Bridge Builder Trust
c/o U.S. Bancorp Fund Services LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

September 10, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549

Re:          Bridge Builder Trust (the “Trust”)
File Nos.: 333-187194 and 811-22811
Bridge Builder Bond Fund

Ladies and Gentlemen:

The Trust files herewith a preliminary information statement on behalf of the Bridge Builder Bond Fund informing shareholders of a new investment sub-advisory agreement.  Pursuant to Rule 14c-5 of Regulation 14C under the Securities Exchange Act of 1934, the Trust is filing this preliminary information statement 10 calendar days before the date that the definitive information statement is filed and first sent to Fund shareholders.

If you have any questions or comments regarding this filing, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/ Elaine E. Richards

Elaine E. Richards
Secretary to the Trust

Enclosures